BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED MARCH 21, 2012

(THE “STATEMENT OF PREFERENCES”)

The undersigned officers of BlackRock California Municipal Income Trust (the “Trust”), a Delaware statutory trust, hereby certify as follows:

1.  The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences) of the VMTP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows:

(a).  The Statement of Preferences of the Trust is hereby amended by replacing “12:00 noon, New York City time, on a Business Day not less than ten (10) Business Days preceding” in the first sentence of Section 10(g) of the Statement of Preferences with “12:00 noon, New York City time, on a Business Day not less than two (2) Business Days preceding”.

(b).  The Statement of Preferences of the Trust is hereby amended by deleting Section 10(a)(iii) in the Statement of Preferences in its entirety and replacing it with the following:

The Trust may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date that Deposit Securities are required to be deposited as provided in Section 10(g) of this Statement of Preferences (A) the Trust expects to have available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount (including any applicable Redemption Premium) due to Holders of VMTP Shares by reason of the redemption of such VMTP Shares on such Redemption Date and (B) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VMTP Shares at the request of the Trust), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the VMTP Shares at the request of the Trust) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VMTP Shares at the request of the Trust) each at least equals the Basic Maintenance Amount, and would at least equal the Basic Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date. For purposes of determining in clause (B) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Trust, as described in the definition of Moody’s Discount Factor herein.

2.  Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.  An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

IN WITNESS WHEREOF, BlackRock California Municipal Income Trust has caused these presents to be signed as of September 9, 2024 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name:	Janey Ahn
Title:	Secretary